INVESTMENTS IN REAL ESTATE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities Tables
Schedule of Real Estate Securities - available for sale

The following is a summary of New Residential’s real estate securities at September 30, 2013, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Life (Years) (C)	Principal Subordination (D)
Agency ARM RMBS (E) (F)	$1,203,293	$1,285,532	$1,480	$(7,562)	$1,279,450	95	AAA	3.15%	1.30%	3.0	N/A
Non-Agency RMBS	851,504	559,980	28,089	(6,319)	581,750	95	CC	0.82%	5.20%	4.2	9.1%

Total/Weighted Average (G)	$2,054,797	$1,845,512	$29,569	$(13,881)	$1,861,200	190	BBB	2.18%	2.48%	3.5

(A)	Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.

(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, and represent the most recent credit ratings available as of the reporting date and may not be current.
(C)	The weighted average life is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
(F)	Amortized cost basis and carrying value include principal receivable of $10.7 million.
(G)	The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.

The following is a summary of New Residential’s real estate securities at December 31, 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Maturity (Years) (C)	Principal Subordination (D)
ABS-Subprime (E)	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.

(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
(C)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.

Schedule of Real Estate Securities in an Unrealized Loss Position

The following table summarizes New Residential’s securities in an unrealized loss position as of September 30, 2013.

		Amortized Cost Basis						Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Before Impairment	Other-Than- Temporary Impairment (A)	After Impairment	Gross Unrealized Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Life (Years)
Less than Twelve Months	$1,015,349	$995,953	$(2,653)	$993,300	$(13,676)	$979,624	85	A	2.72%	2.00%	3.2
Twelve or More Months	30,939	33,451	(411)	$33,040	(205)	32,835	4	AAA	3.50%	1.28%	2.6

Total/Weighted Average	$1,046,288	$1,029,404	$(3,064)	$1,026,340	$(13,881)	$1,012,459	89	A	2.74%	1.98%	3.2

(A)	Other than temporary impairment was recorded in connection with unrealized losses at the time of spin-off as Newcastle did not have the intent and ability to hold the securities past May 15, 2013. The losses were not recorded as the result of New Residential’s intent to sell the securities and are not the result of credit impairment.

The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2012.

			GrossUnrealized				Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Maturity (Years)
Less than Twelve Months	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2
Twelve of More Months	—	—	—	—	—	—	—	—	—	—

Total	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2

Schedule of geographic distribution of collateral securing non-agency RMBS

The table below summarizes the geographic distribution of the collateral securing New Residential’s Non-Agency RMBS at September 30, 2013:

Geographic Location	Outstanding Face Amount	Percentage of Total Outstanding
Western U.S.	$344,107	40.4%
Southeastern U.S.	195,278	22.9%
Northeastern U.S.	165,401	19.4%
Midwestern U.S.	99,404	11.7%
Southwestern U.S.	47,314	5.6%

	$851,504	100.0%

The table below summarizes the geographic distribution of the collateral securing New Residential’s real estate securities at December 31, 2012:

	December 31, 2012
Geographic Location	Outstanding Face Amount	Percentage
Western U.S.	$151,227	34.9%
Southeastern U.S.	100,636	23.2%
Northeastern U.S.	95,565	22.0%
Midwestern U.S.	43,230	10.0%
Southwestern U.S	42,852	9.9%

	$433,510	100.0%

Schedule of Real Estate Securities with a deteriorated credit quality rating

The following is the outstanding face amount and carrying value for securities, for which, as of the acquisition date, it was probable that New Residential would be unable to collect all contractually required payments, at December 31, 2012 and September 30, 2013:

	Outstanding Face Amount	Carrying Value
December 31, 2012	$342,013	$212,129
September 30, 2013	$726,930	$476,570

Schedule of accretable yield of real estate securities

The following is a summary of the changes in accretable yield for these securities:

For the Nine Months Ended September 30, 2013
Balance at December 31, 2012	$90,077
Additions	87,756
Accretion	(14,797)
Reclassifications from nonaccretable difference	38,662
Disposals	(18,672)

Balance at September 30, 2013	$183,026

The following is a summary of the changes in accretable yield for these securities during the year ended December 31, 2012.

For the year ended December 31, 2012
Balance at December 31, 2011	$—
Additions	80,636
Accretion	(3,195)
Reclassifications from nonaccretable difference	12,636
Disposals	—

Balance at December 31, 2012	$90,077